Dreyfus
Appreciation
Fund, Inc.
Semi-Annual
Report


June 30, 1997

Dreyfus Appreciation Fund, Inc.
----------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

Dreyfus Appreciation Fund, Inc.
-----------------------------------------------------------------------------
Statement of Investments                                                                June 30, 1997 (Unaudited)

Common Stocks-97.2%                                                               Shares              Value
------------------------------------------------------------------------------  -----------      ---------------
                     Apparel-3.7%   Christian Dior...........................      140,000         $  23,105,062
                                    NIKE, Cl. B..............................      475,000            27,728,125
                                    Polo Ralph Lauren........................      300,000             8,212,500
                                    Warnaco Group, Cl. A.....................      130,000             4,143,750
                                                                                                 ---------------
                                                                                                      63,189,437
                                                                                                 ---------------

                Auto Related-3.9%   Chrysler.................................      900,000            29,531,250
                                    Ford Motor...............................      949,905            35,858,914
                                                                                                 ---------------
                                                                                                      65,390,164
                                                                                                 ---------------

                     Banking-7.0%   Chase Manhattan..........................      425,000            41,251,563
                                    Citicorp.................................      425,000            51,239,063
                                    HSBC Holdings, A.D.R.....................       35,000            10,605,000
                                    SunTrust Banks...........................      275,000            15,142,187
                                                                                                 ---------------
                                                                                                     118,237,813
                                                                                                 ---------------

            Basic Industries-3.3%   Dow Chemical.............................       80,000             6,970,000
                                    duPont (E.I.) de Nemours & Co............      600,000            37,725,000
                                    International Flavors & Fragrances.......      135,000             6,817,500
                                    Rohm & Haas..............................       50,000             4,503,125
                                                                                                 ---------------
                                                                                                      56,015,625
                                                                                                 ---------------

               Capital Goods-9.5%   AlliedSignal.............................      270,000            22,680,000
                                    Boeing...................................      400,900            21,272,756
                                    Caterpillar..............................      110,000            11,811,250
                                    Emerson Electric.........................      250,000            13,765,625
                                    General Electric.........................      800,000            52,300,000
                                    Minnesota Mining & Manufacturing.........      250,000            25,500,000
                                    Rockwell International...................      225,000            13,275,000
                                                                                                 ---------------
                                                                                                     160,604,631
                                                                                                 ---------------

      Communication Services-2.9%   BellSouth................................      500,000            23,187,500
                                    SBC Communications.......................      425,096            26,302,815
                                                                                                 ---------------
                                                                                                      49,490,315
                                                                                                 ---------------

                   Computers-2.9%   Compaq Computer.......................(a)      225,000            22,331,250
                                    Hewlett-Packard..........................      475,000            26,600,000
                                                                                                 ---------------
                                                                                                      48,931,250
                                                                                                 ---------------

                 Electronics-4.0%   Intel....................................      475,000            67,360,937
                                                                                                 ---------------

                      Energy-9.1%   British Petroleum, A.D.S.................      475,000            35,565,625
                                    Chevron..................................      400,000            29,575,000
                                    Exxon....................................      550,000            33,825,000
                                    Mobil....................................      375,000            26,203,125


Dreyfus Appreciation Fund, Inc.
-----------------------------------------------------------------------------
Statement of Investments (continued)                                                      June 30, 1997 (Unaudited)

Common Stocks (continued)                                                         Shares               Value
------------------------------------------------------------------------------  -----------       ---------------
               Energy (continued)   Pennzoil.................................       10,000           $   767,500
                                    Royal Dutch Petroleum (New York Shares)..      500,000            27,187,500
                                                                                                 ---------------
                                                                                                     153,123,750
                                                                                                 ---------------

                     Finance-4.4%   American General.........................      300,000            14,325,000
                                    Associates First Capital, Cl. A..........      325,000            18,037,500
                                    Federal National Mortgage Association....      700,000            30,537,500
                                    Hertz, Cl. A.............................      325,000            11,700,000
                                                                                                 ---------------
                                                                                                      74,600,000
                                                                                                 ---------------

   Food, Beverage & Tobacco-14.1%   American Stores..........................       80,000             3,950,000
                                    Anheuser-Busch...........................      140,000             5,871,250
                                    Coca-Cola................................    1,000,000            67,500,000
                                    Kellogg..................................      130,000            11,131,250
                                    Nestle, A.D.R............................      350,000            23,034,375
                                    PepsiCo..................................      800,000            30,050,000
                                    Philip Morris............................    1,500,000            66,562,500
                                    Unilever, N.V. (New York Shares).........       25,000             5,450,000
                                    Walgreen.................................      475,000            25,471,875
                                                                                                 ---------------
                                                                                                     239,021,250
                                                                                                 ---------------

                Health Care-17.0%   Abbott Laboratories......................      425,000            28,368,750
                                    American Home Products...................      450,000            34,425,000
                                    Amgen....................................      120,000             6,975,000
                                    Johnson & Johnson........................      800,000            51,500,000
                                    Merck & Co...............................      600,000            62,100,000
                                    Pfizer...................................      600,000            71,700,000
                                    Roche Holding, A.D.R.....................      325,000            29,412,500
                                    Schering-Plough..........................       56,000             2,681,000
                                                                                                 ---------------
                                                                                                     287,162,250
                                                                                                 ---------------

                   Insurance-3.2%   Berkshire Hathaway, Cl. A.............(a)          700            33,040,000
                                    Marsh & McLennan.........................      300,000            21,412,500
                                                                                                 ---------------
                                                                                                      54,452,500
                                                                                                 ---------------

         Media/Entertainment-1.9%   Disney (Walt)............................      120,000             9,630,000
                                    McDonald's...............................      450,000            21,740,625
                                                                                                 ---------------
                                                                                                      31,370,625
                                                                                                 ---------------

               Personal Care-6.4%   Lauder (Estee)...........................      250,000            12,562,500
                                    Gillette.................................      450,000            42,637,500
                                    Procter & Gamble.........................      375,000            52,968,750
                                                                                                 ---------------
                                                                                                     108,168,750
                                                                                                 ---------------

                 Photography-1.1%   Eastman Kodak............................      250,000            19,187,500
                                                                                                 ---------------

Dreyfus Appreciation Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)                                                    June 30, 1997 (Unaudited)
Common Stocks (continued)                                                         Shares               Value
------------------------------------------------------------------------------  -----------       ---------------
                   Publishing-.5%   McGraw-Hill..............................      110,000          $  6,469,375
                                    News Corp, A.D.R.........................      120,000             2,310,000
                                                                                                 ---------------
                                                                                                       8,779,375
                                                                                                 ---------------

                       Retail-.7%   May Department Stores....................       50,000             2,362,500
                                    Wal-Mart Stores..........................      300,000            10,143,750
                                                                                                 ---------------
                                                                                                      12,506,250
                                                                                                 ---------------

              Transportation-1.6%   Norfolk Southern.........................      275,000            27,706,250
                                                                                                 ---------------

                                    TOTAL COMMON STOCKS
                                      (cost $1,163,013,085)..................                     $1,645,298,672
                                                                                                 ---------------
                                                                                                 ---------------

Preferred Stocks-.4%
------------------------------------------------------------------------------
                      Publishing;   News Corp, A.D.R.
                                     (cost $7,781,484)......................       450,000          $  7,031,250
                                                                                                 ---------------
                                                                                                 ---------------

                                                                                 Principal
Short-Term Investments-3.3%                                                       Amount
------------------------------------------------------------------------------  -----------

              U.S. Treasury Bill;   4.94%, 9/18/1997
                                      (cost $56,648,426).....................   $57,269,000        $  56,631,023
                                                                                                 ---------------
                                                                                                 ---------------

TOTAL INVESTMENTS (cost $1,227,442,995)......................................        100.9%       $1,708,960,945
                                                                                   -------       ---------------
                                                                                   -------       ---------------

LIABILITIES, LESS CASH AND RECEIVABLES.......................................         (0.9%)      $  (15,372,340)
                                                                                   -------       ---------------
                                                                                   -------       ---------------

NET ASSETS...................................................................        100.0%       $1,693,588,605
                                                                                   -------       ---------------
                                                                                   -------       ---------------


Notes to Statement of Investments:
-----------------------------------------------------------------------------
(a) Non-income producing.


See notes to Financial Statements




Dreyfus Appreciation Fund, Inc.
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                     June 30, 1997 (Unaudited)

                                                                                       Cost            Value
                                                                                 ---------------  ---------------
ASSETS:                 Investments in securities-See Statement of Investments.  $1,227,442,995   $1,708,960,945
                        Cash...................................................                        2,744,348
                        Receivable for shares of Common Stock subscribed.......                        5,805,902
                        Dividends and interest receivable......................                        2,150,051
                        Prepaid expenses.......................................                          146,890
                                                                                                ----------------
                                                                                                   1,719,808,136
                                                                                                ----------------

LIABILITIES:            Due to The Dreyfus Corporation and affiliates..........                          511,481
                        Due to Fayez Sarofim & Co..............................                          353,965
                        Due to Distributor.....................................                          200,253
                        Payable for investment securities purchased............                       24,148,437
                        Payable for shares of Common Stock redeemed.............                          592,912
                        Accrued expenses.......................................                          412,483
                                                                                                ----------------
                                                                                                      26,219,531
                                                                                                ----------------

NET ASSETS  ...................................................................                   $1,693,588,605
                                                                                                ----------------
                                                                                                ----------------

REPRESENTED BY:         Paid-in capital........................................                   $1,202,872,054
                        Accumulated undistributed investment income-net........                        7,328,864
                        Accumulated net realized gain (loss) on investments....                        1,872,239
                        Accumulated net unrealized appreciation (depreciation)
                        on investments and foreign currency transactions.......                      481,515,448
                                                                                                ----------------
NET ASSETS  ...................................................................                   $1,693,588,605
                                                                                                ----------------
                                                                                                ----------------

SHARES OUTSTANDING
(100 million shares of $.01 par value Common Stock authorized).................                       54,977,588

NET ASSET VALUE, offering and redemption price per share.......................                           $30.81
                                                                                                         -------
                                                                                                         -------




                                              See notes to financial statements.


Dreyfus Appreciation Fund, Inc.
-------------------------------------------------------------------------------
Statement of Operations                                                                Six Months Ended June 30, 1997 (Unaudited)
INVESTMENT INCOME


INCOME:                 Cash dividends (net of $293,707 foreign taxes
                           withheld at source).................................                $    11,512,397
                        Interest...............................................                      1,112,950
                                                                                               ---------------
                              Total Income.....................................                                   $  12,625,347


EXPENSES:               Investment advisory fee-Note 3(a)......................                      1,778,481
                        Sub-investment advisory fee-Note 3(a)..................                      1,607,399
                        Shareholder servicing costs-Note 3(b)..................                      1,645,815
                        Registration fees......................................                        234,885
                        Custodian fees-Note 3(b)...............................                         48,098
                        Prospectus and shareholders' reports...................                         36,405
                        Professional fees......................................                         20,274
                        Directors' fees and expenses-Note 3(c).................                         18,355
                        Interest expense-Note 2................................                          8,112
                        Loan commitment fees-Note 2............................                          6,726
                        Miscellaneous..........................................                          6,159
                                                                                               ---------------
                              Total Expenses...................................                                       5,410,709
                                                                                                                ---------------

INVESTMENT INCOME-NET..........................................................                                       7,214,638

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
                        Net realized gain (loss) on investments................                $     2,146,234
                        Net unrealized appreciation (depreciation) on investments
                           and foreign currency transactions...................                    221,650,269
                                                                                               ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.........................                                     223,796,503
                                                                                                                ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................                                    $231,011,141
                                                                                                                ---------------
                                                                                                                ---------------




                         See notes to financial statements.

Dreyfus Appreciation Fund, Inc.
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                            Six Months Ended
                                                                              June 30, 1997         Year Ended
                                                                               (Unaudited)       December 31, 1996
                                                                             ----------------    ----------------
OPERATIONS:
  Investment income-net................................................     $      7,214,638    $      8,578,200
  Net realized gain (loss) on investments..............................            2,146,234           3,060,053
  Net unrealized appreciation (depreciation) on investments............          221,650,269         136,758,813
                                                                            ----------------    ----------------
      Net Increase (Decrease) in Net Assets Resulting from Operations..          231,011,141         148,397,066
                                                                            ----------------    ----------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net................................................              --               (8,454,676)
                                                                            ----------------    ----------------
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold........................................        1,750,589,044         955,936,798
  Dividends reinvested.................................................             --                 7,839,218
  Cost of shares redeemed..............................................       (1,133,508,202)       (715,488,852)
                                                                            ----------------    ----------------
     Increase (Decrease) in Net Assets from Capital Stock Transactions           617,080,842         248,287,164
                                                                            ----------------    ----------------
       Total Increase (Decrease) in Net Assets........................           848,091,983         388,229,554

NET ASSETS:
  Beginning of Period..................................................          845,496,622         457,267,068
                                                                            ----------------    ----------------
 End of Period........................................................       $1,693,588,605        $ 845,496,622
                                                                            ----------------    ----------------
                                                                            ----------------    ----------------


Undistributed investment income-net....................................       $    7,328,864      $    123,595
                                                                            ----------------    ----------------


CAPITAL SHARE TRANSACTIONS:                                                       Shares              Shares
                                                                            ----------------    ----------------
  Shares sold..........................................................           62,408,239          40,260,066
  Shares issued for dividends reinvested...............................              --                  301,519
  Shares redeemed......................................................          (40,480,935)        (29,767,862)
                                                                            ----------------    ----------------
      Net Increase (Decrease) in Shares Outstanding....................           21,927,304          10,793,723
                                                                            ----------------    ----------------
                                                                            ----------------    ----------------



                              See notes to financial statements.

Dreyfus Appreciation Fund, Inc.
-------------------------------------------------------------------------------
Financial Highlights

     Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                Six Months Ended                   Year Ended December 31,
                                                  June 30, 1997     -----------------------------------------------------
PER SHARE DATA:                                    (Unaudited)        1996       1995       1994        1993       1992
                                                     -------        -------     -------    -------     -------    -------
    Net asset value, beginning of period              $25.58         $20.55      $15.17     $14.92      $15.15     $14.67
                                                     -------        -------     -------    -------     -------    -------
   Investment Operations:
   Investment income-net.......................          .13            .25         .33        .28         .24        .17
   Net realized and unrealized gain (loss)
     on investments............................         5.10           5.03        5.42        .26        (.14)       .52
                                                     -------        -------     -------    -------     -------    -------
   Total from Investment Operations............         5.23           5.28        5.75        .54         .10        .69
                                                     -------        -------     -------    -------     -------    -------
   Distributions:
   Dividends from investment income-net........          --            (.25)       (.34)      (.28)       (.24)      (.13)
   Dividends in excess of investment income-net          --              --         --        (.03)       --         --
   Dividends from net realized gain
     on investments............................          --              --        (.03)      (.01)       (.03)      (.08)
   Dividends in excess of net realized gain
     on investments............................          --             --          --         --         (.03)       --
                                                     -------        -------     -------    -------     -------    -------
   Total Distributions.........................          --            (.25)       (.37)      (.29)       (.33)      (.21)
                                                     -------        -------     -------    -------     -------    -------
   Net asset value, end of period..............       $30.81         $25.58      $20.55     $15.17      $14.92     $15.15
                                                     -------        -------     -------    -------     -------    -------
                                                     -------        -------     -------    -------     -------    -------

TOTAL INVESTMENT RETURN........................        20.45%(1)      25.68%      37.89%      3.62%        .71%      4.62%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets.....          .44%(1)        .91%        .92%       .96%        1.07%     1.14%
   Ratio of net investment income
     to average net assets.....................          .58%(1)       1.34%       2.28%      1.86%       1.66%       1.46%
   Portfolio Turnover Rate.....................          .38%(1)       4.84%       4.51%      6.58%       9.65%       2.84%
   Average commission rate paid(2).............       $.0637         $.0633         --         --           --          --
   Net Assets, end of period (000's Omitted)...   $1,693,589       $845,497    $457,267   $233,459    $237,018    $207,627


-----------------------------------------------------------------------------------------------------------------------------------

(1) Not annualized.
(2) For fiscal years beginning January 1, 1996, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.



                         See notes to financial statements.

Dreyfus Appreciation Fund, Inc.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:
     Dreyfus Appreciation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"). Fayez Sarofim & Co.
("Sarofim") serves as the Fund's sub-investment adviser. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales load.

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

     (a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

     (b) Foreign currency transactions: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

     (c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discounts on investments, is recognized on the accrual basis.

     (d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

     (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

     The Fund has an unused capital loss carryover of approximately $275,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1996. If not applied, the carryover expires in fiscal 2003.

Dreyfus Appreciation Fund, Inc.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2--Bank Line of Credit:

     The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. At June 30, 1997, there were no outstanding borrowings under the Facility.


     The average daily amount of borrowings outstanding during the period ended June 30, 1997 was approximately $278,000, with related weighted average annualized interest rate of 5.89%. The maximum amount borrowed at any time during the period ended June 30, 1997 was $14.1 million.

NOTE 3--Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

     (a) Fees payable by the Fund pursuant to the provisions of an Investment Advisory Agreement with Dreyfus and a Sub-Investment Advisory Agreement with Sarofim are payable monthly, computed on the average daily value of the Fund's net assets at the following annual rates:


   Average Net Assets                                 Dreyfus          Sarofim
   ---------------                                   ---------        ---------
   0 up to $25 million......................         .44 of 1%        .11 of 1%
   $25 up to $75 million....................         .37 of 1%        .18 of 1%
   $75 up to $200 million...................         .33 of 1%        .22 of 1%
   $200 up to $300 million..................         .29 of 1%        .26 of 1%
   In excess of $300 million................        .275 of 1%       .275 of 1%

     (b) Under the Shareholder Services Plan, the Fund reimburses (a) the Distributor for payments made for servicing shareholder accounts ("Servicing") and (b) Dreyfus, Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, and any affiliate of either of them for payments made for Servicing, at an aggregate annual rate of up to .20 of 1% of the value of the Fund's average daily net assets. Both the Distributor and Dreyfus or its affiliates may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the Fund's shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. During the period ended June 30, 1997, the Fund was charged $1,231,229 pursuant to the Shareholder Services Plan.

     The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $235,173 during the period ended June 30, 1997.

     The Fund compensates Mellon under a custody agreement to provide custodial services for the Fund. During the period ended June 30, 1997, $48,098 was charged by Mellon pursuant to the custody agreement.

     (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

Dreyfus Appreciation Fund, Inc.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4--Securities Transactions:
     The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 1997, amounted to $553,773,136 and $4,586,551, respectively.

     At June 30, 1997, accumulated net unrealized appreciation on investments was $481,517,950, consisting of $483,102,555 gross unrealized appreciation and $1,584,605 gross unrealized depreciation.

     At June 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus Appreciation Fund, Inc.
200 Park Avenue
New York, NY 10166

Investment Adviser
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser
Fayez Sarofim & Co.
Two Houston Center,
Suite 2907
Houston, TX 77010

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940



Printed in U.S.A.                      141SA976